Turner Spectrum Fund (Prospectus Summary): | Turner Spectrum Fund
TURNER SPECTRUM FUND

TURNER FUNDS

TURNER SPECTRUM FUND

Institutional Class

Investor Class

Supplement dated June 18, 2012

to the Prospectus dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 30, 2012:

1. The second paragraph under “Principal Strategy” on page 8 is deleted and replaced with the following:

The Fund invests its assets using the following seven Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

2. The sixth paragraph under “Principal Strategy on page 8 is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE